CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative expenses	¥ (186,515,073)	$ (26,270,099)	¥ (171,523,720)	¥ (187,859,411)
Equity in profit of subsidiaries and VIEs	33,147,784	4,668,768	(22,102,238)	3,341,862
Other income, net	24,351,280	3,429,806	40,723,863	32,506,084
Net income attributable to X Financial	1,186,793,974	167,156,435	811,996,439	825,407,023
Comprehensive income attributable to X Financial	1,192,672,034	167,984,343	869,285,476	810,657,504
Parent Company | Reportable legal entity
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative expenses	(5,899,484)	(830,925)	(8,739,084)	(9,577,576)
Interest income	29,662	4,178	1,518	590
Equity in profit of subsidiaries and VIEs	1,190,497,730	167,678,098	817,582,216	831,870,794
Other income, net	2,166,066	305,084	3,151,789	3,113,215
Net income attributable to X Financial	1,186,793,974	167,156,435	811,996,439	825,407,023
Other comprehensive (loss) income	5,878,060	827,907	57,289,037	(14,749,519)
Comprehensive income attributable to X Financial	¥ 1,192,672,034	$ 167,984,342	¥ 869,285,476	¥ 810,657,504